Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$ (7,394)	$ (62,583)
Numerator for basic net loss per share calculation	(7,394)	(62,583)
Numerator for diluted net loss per share calculation	$ (7,394)	$ (62,583)
Denominator:
Weighted average number of ordinary shares (in Shares)	102,155,588	93,663,300
Net loss attributable to the Company ordinary shareholders per ordinary share
Basic (in Dollars per share)	$ (0.07)	$ (0.67)
Diluted (in Dollars per share)	$ (0.07)	$ (0.67)